Note 11 - Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 11 - Related Party Transactions (Details) [Line Items]
Minimum Related Party Loan	$ 120
Deposits	646,830	628,877
Principal Officers, Directors, and Their Affiliates [Member]
Note 11 - Related Party Transactions (Details) [Line Items]
Deposits	$ 14,616	$ 16,219